Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,167,297	$ 2,167,297
Accumulated depreciation	(2,145,988)	(2,059,219)
Property and equipment, net	21,309	108,078
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	124,199	124,199
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	16,898	16,898
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,026,200	$ 2,026,200